Income Taxes - Schedule of Effect of Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Effect of Tax Holiday [Abstract]
Tax holiday effect	¥ 1,744	¥ 2,649	¥ 1,882
Basic net loss per share effect	¥ 0.5	¥ 1.6	¥ 3.2
Diluted net loss per share effect	¥ 0.5	¥ 1.6	¥ 3.2